Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Jun. 30, 2022	1,928,941
Balance at Jun. 30, 2022	$ 0	$ 331,386	$ (287,078)	$ 44,308
Stock-based compensation expense (in shares)	(18,180)
Stock-based compensation expense		6,046		6,046
Issuance of common stock, net of $1,004 issuance cost (in shares)	3,606,413
Issuance of common stock, net of $1,004 issuance cost	$ 1	6,053	0	6,054
Net loss	$ 0	0	(17,051)	(17,051)
Balance (in shares) at Jun. 30, 2023	5,517,174
Balance at Jun. 30, 2023	$ 1	343,485	(304,129)	39,357
Stock-based compensation expense		2,913		2,913
Net loss	$ 0	0	(15,844)	(15,844)
Stock-based compensation expense (in shares)	14,250
Issuance of common stock from exercise of warrants (in shares)	441,214
Issuance of common stock from exercise of warrants		1,290		1,290
Balance (in shares) at Jun. 30, 2024	5,972,638
Balance at Jun. 30, 2024	$ 1	$ 347,688	$ (319,973)	$ 27,716